UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  30 JUNE 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ]  is a restatement.
                                     [ ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      SRM FUND MANAGEMENT CAYMAN LIMITED
Address:   PO BOX 309 GT
           UGLAND HOUSE SOUTH CHURCH STREET
           GEORGE TOWN - GRAND CAYMAN - CAYMAN ISLANDS

Form 13F File Number:   28-12138

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    PHILIP PRICE
Title:   CHIEF OPERATING OFFICER
Phone:   +377 97 97 79 33

Signature, Place, and Date of Signing:

    /s/ Philip Price             MONACO               01/08/07
--------------------------    --------------        -----------
      [Signature]             [City, State]            [Date]

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]     13F NOTICE. (Check here if no holdings are in this report, and all holdings are reported by other reporting manager(s).)

[ ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    11

Form 13F Information Table Value Total:    1,931,727
                                           (thousands)


List of Other Included Managers:

(Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.

                                                     Form 13F Information Table

    Column 1         Column 2   Column 3    Column 4   Column 5    Column 6              Column 7       Column 8
    --------         --------   --------    --------   --------    --------              --------       --------

                      Title of              Value     Shrs or      Sh/  Put/ Investment   Other     Voting Authority
  Name of Issuer      Class     Cusip      (x$1000)   Prn Amt      Prn  Call Discretion  Managers  Sole      Shared None
  --------------      -----     -----       --------  -------      ---  ---- ----------  --------  ----      ------ ----
BEAR STEARNS          COM      073902108      70,000      500,000  SH        SOLE                     500,000
BOSTON SCIENT         COM      101137107     395,651   25,792,100  SH        SOLE                  25,792,100
CHARTER COMMS A       CLA      16117M107      36,045    8,900,000  SH        SOLE                   8,900,000
CHENIERE ENERGY       COM      16411R208     203,516    5,246,605  SH        SOLE                   5,246,605
ENSCO INTL            COM      26874Q100     136,339    2,234,700  SH        SOLE                   2,234,700
IPSCO                          462622101     158,880    1,000,000  SH        SOLE                   1,000,000
LEHMAN BROS HLDG      COM      524908100     173,266    2,325,100  SH        SOLE                   2,325,100
NABORS INDSUSTRIES    SHS      G6359F103     164,417    4,925,600  SH        SOLE                   4,925,600
STONE ENERGY          COM      861642106      30,562      892,068  SH        SOLE                     892,068
TYCO INTERNATIONAL    COM      902124106     220,216    6,517,200  SH        SOLE                   6,517,200
VIRGIN MEDIA INC      COM      92769L101     342,835   14,067,900  SH        SOLE                  14,067,900